Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Historical cost	R$ 2,220,692	R$ 2,146,141	R$ 2,099,852
Accumulated amortization	(282,892)	(283,152)	(276,643)
Balance as of beginning of period	1,862,989	1,823,209
Additions	168,017	119,462
Amortization	(90,962)	(79,484)
Write-offs and transfers	(2,244)	(198)
Balance as of end of period	1,937,800	1,862,989	1,823,209
Gross carrying amount [member] | Goodwill [Member]
IfrsStatementLineItems [Line Items]
Historical cost	542,302	542,302	542,302
Accumulated amortization
Balance as of beginning of period	542,302	542,302
Additions
Amortization
Write-offs and transfers
Balance as of end of period	542,302	542,302	542,302
Gross carrying amount [member] | Slots [Member]
IfrsStatementLineItems [Line Items]
Historical cost	1,038,900	1,038,900	1,038,900
Accumulated amortization
Balance as of beginning of period	1,038,900	1,038,900
Additions
Amortization
Write-offs and transfers
Balance as of end of period	1,038,900	1,038,900	1,038,900
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Historical cost	639,490	554,939	508,650
Accumulated amortization	(282,892)	(273,152)	(268,476)
Balance as of beginning of period	281,787	240,174
Additions	168,017	119,462
Amortization	(90,962)	(77,651)
Write-offs and transfers	(2,244)	(198)
Balance as of end of period	R$ 356,598	R$ 281,787	240,174
Average annual depreciation rate	29.32%	26.41%
Gross carrying amount [member] | Others [Member]
IfrsStatementLineItems [Line Items]
Historical cost		R$ 10,000	10,000
Accumulated amortization		(10,000)	(8,167)
Balance as of beginning of period		1,833
Additions
Amortization		(1,833)
Write-offs and transfers
Balance as of end of period			R$ 1,833
Average annual depreciation rate		20.00%